UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

Wilmington Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31

Date of Reporting Period: January 1, 2011 - June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

June 30, 2012

Semi-Annual Report

Wilmington Managed Allocation Fund – Moderate Growth II

Wilmington Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”) formerly MTB Managed Allocation Fund – Moderate Growth II

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees and shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account value and expense to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Actual	$1,000.00	$1,029.40	$3.73	0.74%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Managed Allocation Fund-Moderate Growth II

At June 30, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	20.4%
Wilmington Large Cap Value Fund	17.8%
Wilmington Large Cap Growth Fund	13.4%
Wilmington Short-Term Corporate Bond Fund	13.1%
Wilmington Broad Market Bond Fund	10.0%
Wilmington Intermediate-Term Bond Fund	9.9%
Wilmington Prime Money Market Fund	4.8%
Wilmington Short Duration Government Bond Fund	4.4%
Wilmington Mid Cap Growth Fund	3.8%
Wilmington Small Cap Growth Fund	2.8%
Other Assets and Liabilities – Net*	(0.4)%

TOTAL	100.0%

*	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

June 30, 2012

Description	Number of Shares	Value

1INVESTMENT COMPANIES – 100.4%

EQUITY FUNDS – 58.2%
Wilmington Large Cap Growth Fund, I Shares	267,937	$2,242,632
Wilmington Large Cap Value Fund, I Shares	300,358	2,982,556
[3]Wilmington Mid Cap Growth Fund, I Shares	44,700	633,398
Wilmington Multi-Manager International Fund, I Shares	550,414	3,418,068
[3]Wilmington Small Cap Growth Fund, I Shares	29,838	475,917
TOTAL EQUITY FUNDS		$9,752,571

DEBT FUNDS – 37.4%
Wilmington Broad Market Bond Fund, I Shares	165,335	1,671,542
Wilmington Intermediate-Term Bond Fund, I Shares	156,029	1,663,270
Wilmington Short Duration Government Bond Fund, I Shares	75,137	736,342
Wilmington Short-Term Corporate Bond Fund, I Shares	214,569	2,201,482
TOTAL DEBT FUNDS		$6,272,636

Description	Number of Shares	Value

MONEY MARKET FUND – 4.8%
[2]Wilmington Prime Money Market Fund, Select Shares, 0.04%	804,738	$804,738
TOTAL INVESTMENT COMPANIES – 100.4% (Cost $14,717,040)		$16,829,945
OTHER LIABILITIES LESS ASSETS – (0.4)%		(75,356)
TOTAL NET ASSETS – 100.0%		$16,754,589

The categories of investments are shown as a percentage of total net assets at June 30, 2012.

(1)	Affiliated companies. See Note 4.

(2)	7-Day net yield.

(3)	Non-income producing security.

(Wilmington Managed Allocation Fund continued next page)

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	3

Wilmington Managed Allocation Fund – Moderate Growth II (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $2,112,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,112,905 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Investment Companies	$16,829,945	$—	$—	$16,829,945

Total	$16,829,945	$—	$—	$16,829,945

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

4	STATEMENT OF ASSETS AND LIABILITIES

Wilmington Managed Allocation Fund-Moderate Growth II

June 30, 2012 (unaudited)
ASSETS:
Investments, at identified cost	$14,717,040

Investments in affiliated investment companies, at value	$16,829,945
Cash	21
Receivable due to from Manager	6,570
Receivable for shares sold	103

TOTAL ASSETS	16,836,639

LIABILITIES:
Payable for shares redeemed	19,262
Payable for printing and postage	32,558
Payable for custodian fees	12,071
Payable for professional fees	6,146
Payable for Trustees’ fees	4,996
Payable for distribution services fee	275
Payable for shareholder services fee	110
Other accrued expenses	6,632

TOTAL LIABILITIES	82,050

NET ASSETS	$16,754,589

NET ASSETS CONSIST OF:
Paid-in capital	$22,611,418
Undistributed net investment income	96,652
Accumulated net realized gain (loss) on investments	(8,066,386)
Net unrealized appreciation (depreciation) of investments	2,112,905

TOTAL NET ASSETS	$16,754,589

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	1,842,321

Net Asset Value Per Share	$9.09

See Notes which are an integral part of the Financial Statements

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	5

Wilmington Managed Allocation Fund-Moderate Growth II

For the Six Months Ended June 30, 2012 (unaudited)
INVESTMENT INCOME:
Dividends from affiliated investment companies	$142,081

EXPENSES:
Investment advisory fee	22,732
Administrative personnel and services fee	2,301
Portfolio accounting, administration and custodian fees	15,754
Transfer and dividend disbursing agent fees and expenses	3,954
Trustees’ fees	17,802
Professional fees	25,985
Distribution services fee	22,732
Shareholder services fee	9,093
Printing and postage	16,409
Miscellaneous	3,287

TOTAL EXPENSES	140,049

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(40,936)
Waiver of distribution services fee	(22,732)
Waiver of shareholder services fee	(9,093)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(1)

TOTAL WAIVERS AND REIMBURSEMENTS	(72,762)

Net expenses	67,287

Net investment income	74,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on affiliated investment companies	135,409
Net change in unrealized appreciation (depreciation) on affiliated investment companies	390,501

Net realized and unrealized gain (loss) on affiliated investment companies	525,910

Change in net assets resulting from operations	$600,704

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

6	STATEMENT OF CHANGES IN NET ASSETS

Wilmington Managed Allocation Fund-Moderate Growth II

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$74,794	$116,664
Net realized gain (loss)	135,409	592,043
Net change in unrealized appreciation (depreciation)	390,501	(1,859,614)

Change in net assets resulting from operations	600,704	(1,150,907)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(337,821)

Change in net assets resulting from distributions to shareholders	—	(337,821)

SHARE TRANSACTIONS:
Proceeds from sale of shares	142,791	207,384
Distributions reinvested	—	337,821
Cost of shares redeemed	(2,276,065)	(5,391,023)

Change in net assets resulting from share transactions	(2,133,274)	(4,845,818)

Change in net assets	(1,532,570)	(6,334,546)

NET ASSETS:
Beginning of period	18,287,159	24,621,705

End of period	$16,754,589	$18,287,159

Undistributed net investment income included in net assets at end of period	$96,652	$21,858

SHARES OF BENEFICIAL INTEREST:
Shares sold	15,448	22,344
Distributions reinvested	—	38,520
Shares redeemed	(244,991)	(576,613)

Net change resulting from share transactions	(229,543)	(515,749)

See Notes which are an integral part of the Financial Statements

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	7

Wilmington Managed Allocation Fund – Moderate Growth II

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2012(f)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$8.83		$9.52	$8.67	$6.94		$10.81	$10.66
Income (Loss) From Operations:
Net Investment Income(c)	0.04		0.05	0.06	0.05		0.12	0.13
Net Realized and Unrealized Gain (Loss)	0.22		(0.58)	0.85	1.73		(3.30)	0.60

Total Income (Loss) From Operations	0.26		(0.53)	0.91	1.78		(3.18)	0.73

Less Distributions From:
Net Investment Income	—		(0.16)	(0.06)	(0.00	)(e)	(0.13)	(0.23)
Net Realized Gains	—		—	—	(0.05)		(0.56)	(0.35)

Total Distributions	—		(0.16)	(0.06)	(0.05)		(0.69)	(0.58)

Net Asset Value, End of Period	$9.09		$8.83	$9.52	$8.67		$ 6.94	$10.81

Total Return(a)	2.94%		(5.51)%	10.55%	25.62%		(29.07)%	6.89%
Net Assets, End of Period (000’s)	$16,755		$18,287	$24,622	$26,920		$29,095	$48,090
Ratios to Average Net Assets
Gross Expense(d)	1.54	%(g)	1.31%	1.38%	1.10%		0.90%	0.81%
Net Expenses(b)(d)	0.74	%(g)	0.74%	0.73%	0.72%		0.72%	0.74%
Net Investment Income	0.82	%(g)	0.52%	0.70%	0.64%		1.30%	1.21%
Portfolio Turnover Rate	1	%(h)	12%	22%	43%		18%	16%

(a)	Based on net asset value. Total returns for periods of less than one year are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Represents less than $0.01.
(f)	Six months ended June 30, 2012 (unaudited).
(g)	Annualized for periods less than one year.
(h)	Not Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

8	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds June 30, 2012 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”), formerly known as MTB Group of Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 26 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 25 funds are presented in separate reports. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund in this report is made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies.

At the meeting of the Board of Trustees of the Trust held on June 22, 2012, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., recommended, and the Board of Trustees of the Wilmington Funds approved, the liquidation of the Fund as being in the best interests of the Fund’s shareholders. The liquidation is expected to occur on or about September 28, 2012. On the liquidation date, the Fund will make a liquidating distribution to its remaining shareholders equal to the shareholder’s proportionate share of the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder, and the Fund will then be dissolved. The Fund will be closed to purchase orders as soon as is practicable, which may be immediately prior to the liquidation date. The following diversified Fund is presented herein:

Fund	Investment Goal
Wilmington Managed Allocation Fund—Moderate Growth II (“Moderate Growth Fund II”) formerly MTB Managed Allocation Fund – Moderate Growth II*	The Fund seeks to provide capital appreciation, and secondarily, income.

*	This Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other Wilmington Funds (“Underlying Funds”) managed by Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. rather than investing directly in securities. The Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying Funds.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on December 31, 2011. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually.

(continued next page)

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	9

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

3.	FEDERAL TAX INFORMATION

As of December 31, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the years ended December 31, 2010, 2009, and 2008, remain subject to examination by the Internal Revenue Service.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010 were as follows:

2011		2010
Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
$337,821	$0	$165,915	$0

1For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation)
$21,858	$0	$6,380,975	$(98,416)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund did not defer post-October losses in the year ended December 31, 2011. The Fund used capital loss carryforwards in the amount of $315,000 to offset capital gains realized during the year ended December 31, 2011.

The Fund’s capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income tax. Pursuant to the Code, such capital loss carryforwards will expire on December 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC”) (formerly Rodney Square Management Corporation) serves as the Investment Advisor of the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) (formerly MTB Investment Advisors, Inc.) provides sub-advisory services to the Fund. Prior to March 12, 2012, WTIA served as the Investment Advisor of the Fund. WFMC and WTIA are wholly-owned sub-

sidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee of 0.25%, accrued and paid daily, based on a percentage of the Fund’s average daily net assets.

The Advisor contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund through April 30, 2013, in order to limit its total direct annual operating expenses to not more than 0.74% of the Fund’s average daily net assets.

(continued next page)

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

10	NOTES TO FINANCIAL STATEMENTS

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration, accounting, transfer agency, and custody services. WTIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. These services were provided for at an aggregate annual fee as specified below:

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WTIA	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WTIA may voluntarily choose to waive any portion of its fee. WTIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the period ended June 30, 2012, WTIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of the Fund’s shares.

The Fund may reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled. For the period ended June 30, 2012, no distribution service fees were paid by the Fund to M&T.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for which M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the period ended June 30, 2012, no shareholder services fees were paid by the Fund to M&T.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

For the period January 1, 2012 to February 17, 2012, ALPS Fund Services, Inc. provided transfer agency services to the Trust. Effective February 18, 2012, BNYM Fund Services, Inc. replaced ALPS Fund Services, Inc. as the transfer agent.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund.

Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2011	Purchases/ Additions	Sales/ Reductions	Shares Received through Reorganization	Balance of Shares Held 6/30/2012	Value at 6/30/2012	Dividend Income	Realized Gain/Loss
Wilmington Large Cap Growth Fund	312,177	—	44,240	—	267,937	$2,242,632	$—	$132,189
Wilmington Large Cap Value Fund	329,436	1,879	30,957	—	300,358	2,982,556	19,298	24,978
Wilmington Mid Cap Growth Fund	50,876	—	6,176	—	44,700	633,398	—	46,521
Wilmington Multi-Manager International Fund	478,005	8,472	63,749	127,686	550,414	3,418,068	52,357	(90,508)
Wilmington Small Cap Growth Fund	32,949	—	3,111	—	29,838	475,917	—	21,954
Wilmington Broad Market Bond Fund	166,045	2,707	3,417	—	165,335	1,671,542	27,222	342
Wilmington Intermediate-Term Bond Fund	156,793	1,817	2,581	—	156,029	1,663,270	19,317	(84)
Wilmington Short Duration Government Bond Fund	74,167	970	—	—	75,137	736,342	8,263	—
Wilmington Short-Term Corporate Bond Fund	214,426	1,501	1,358	—	214,569	2,201,482	15,416	17
Wilmington Prime Money Market Fund	1,612,921	1,517,109	2,325,292	—	804,738	804,738	208	—

TOTAL		1,534,455	2,480,881	127,686		$16,829,945	$142,081	$135,409

(continued next page)

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	11
5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the period ended June 30, 2012 were $143,125 and $1,382,049, respectively.

6.	PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the decisions of the Advisor, as investment advisor, regarding the allocation of the Fund’s assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in underlying funds, the Fund is subject to the risks of the underlying funds’ investments. Both the Fund and the underlying funds in which it invests bear fees and expenses, so an investment in the Fund may be subject to certain duplicate expenses.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require disclosure in the Fund’s financial statements through this date.

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

12

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At in-person meetings held on October 26 and December 9, 2011, the Board, including each Trustee who is not an “interested person” as defined in the Investment Company Act of 1940 (the “Independent Trustees”), approved an investment advisory agreement between the Trust, on behalf of the Fund, and WFMC (the “New Investment Advisory Agreement”). At the same meetings, the Board, including all of the Independent Trustees, also approved a sub-advisory agreement among the Trust, on behalf of the Fund, WFMC and WTIA (the “New Sub-Advisory Agreement,” and together with the New Investment Advisory Agreement, the “New Agreements”). The shareholders of the Fund as of January 6, 2012, approved the New Agreements.

Before considering the New Advisory Agreement and the New Sub-Advisory Agreement with respect to the Fund, the Board requested and reviewed information relating to the New Agreements, which was provided by WFMC and WTIA. That information addressed, among other things: (i) the services to be performed; (ii) the size and qualifications of WFMC and WTIA’s portfolio management staff; (iii) any potential or actual material conflicts of interest which may arise in connection with WFMC and WTIA’s management of the Fund; (iv) how the Fund would be managed by WFMC and WTIA, including a general description of the investment decision making processes, sources of information and investment strategies; (v) investment performance information; (vi) results of independent audit and regulatory examinations, including any recommendations or deficiencies noted; (vii) any litigation, investigation or administrative proceeding which may have a material impact on WFMC or WTIA’s ability to service the Fund; and (viii) WFMC and WTIA’s internal program for ensuring compliance with applicable investment objectives, policies and practices of the Fund, and the federal securities laws and other regulatory requirements. WFMC and WTIA provided written responses to the Board’s request for information, and also provided oral responses during the in-person meetings. The Independent Trustees received and reviewed a memorandum from independent legal counsel regarding the legal standards applicable to their review of the New Agreements. In addition, the Independent Trustees consulted with independent legal counsel in executive session with respect to their review of the New Agreements and certain other considerations relevant to their deliberations on whether to approve the New Agreements.

At the meetings on October 26 and December 9, 2011, the Board determined that WFMC and WTIA had the capabilities, resources and personnel necessary to provide satisfactory advisory services to the Fund, and that the advisory fees paid by the Fund, taking into account any applicable fee limitations and breakpoints, represent reasonable compensation to WFMC and WTIA. In making their decision to approve the New Agreements for the Fund, the Independent Trustees gave attention to all information furnished, including information provided throughout the prior year by WTIA (formerly known as MTB Investment Advisors, Inc.) as investment advisor to the Fund. The Trustees also noted that WFMC and WTIA are under the common control of M&T Bank Corporation, and that the officers and employees of WFMC overlap with the officers and employees of WTIA.

In making their decision to approve the New Agreements for the Fund, the Independent Trustees considered various factors, as described below, that they believed to be relevant in evaluating the New Agreements. In their deliberations, the Trustees did not identify any particular information or factor that was controlling, and different Trustees may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Board considered that the New Agreements are substantially similar to the Trust’s previous investment advisory agreement with WTIA, which was approved for renewal at an in-person meeting held on September 14-15, 2011. The Trustees therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as: the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations of the Fund; and the compliance of management personnel with the numerous operational and compliance policies and procedures that were established by the Board. The Trustees also considered WFMC and WTIA’s personnel who possess the experience to provide investment management services to the Fund.

Based on the information provided by WFMC and WTIA, the Trustees concluded that the nature, extent and quality of the services provided by WFMC and WTIA supported the approval of the New Agreements.

Investment Performance. The Board considered the overall investment performance of WFMC, WTIA and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees also gave weight to their review of investment performance in connection with the approval of the New Agreements at the Board meetings held October 26, and December 9, 2011. The Trustees reviewed reports prepared by WFMC and WTIA, which showed the Fund’s investment performance in comparison with its applicable peer group for the one-, five- and ten-year periods, as well as information about the Fund’s performance compared to its benchmark. The Board concluded that the performance information provided by WFMC and WTIA, and WFMC and WTIA’s assessments of the performance, supported approval of the New Agreements.

Comparative Expenses. WFMC and WTIA represented to the Board that the aggregate contractual investment advisory fees for the Fund would be the same as that previously charged to the Fund by WTIA. At its meeting on September 14-15, 2011, the Board, including all of the Independent Trustees, approved the continuation of the investment advisory agreements for the Fund based upon, among other things, comparative information about the net advisory fee ratios and total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of the Fund versus those of a group of funds selected as being similar to the Fund.

At the October 26 and December 9, 2011 meetings, the Trustees concluded that the proposed advisory and sub-advisory fees to be paid to and the services to be provided by WFMC and WTIA supported approval of the New Agreements.

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

13

Management Profitability. The Trustees also considered the profitability of the relationships among the Fund and WFMC and WTIA. The Trustees considered any direct or indirect revenues received by affiliates of WFMC and WTIA. Based on the information provided, the Trustees concluded that the profitability to WFMC and WTIA with respect to the Fund supported approval of the New Agreements.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board considered WFMC and WTIA’s assessments that under the current market conditions and based on the asset sizes of the Fund, and the existence of certain voluntary and contractual fee waivers, economies of scale were appropriately reflected in the investment advisory fees of the Fund.

Other Benefits. The Trustees considered the “fall-out” or ancillary benefits resulting from the relationships among the Fund and WFMC and WTIA. In that regard, the Board considered the fees received by WFMC and WTIA and their affiliates for providing other services to the Fund under separate agreements.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session with independent legal counsel outside of the presence of management personnel, the Board, including all of the Independent Trustees, approved the New Agreements. The Board based its decision on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to the Fund, nor did the Board find any one of them to be determinative.

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

14

SHAREHOLDER PROXY RESULTS

At February 21, 2012, a summary report of shares voted by proposal is as follows:

To approve a new investment advisory agreement between MTB Group of Funds, on behalf of each Fund, and Rodney Square Management Corporation (to be renamed Wilmington Funds Management Corporation).

Shares Voted
For	2,817,888,588
Against	10,879,070
Abstain	301,975,843
Broker Non-Vote	537,128,987

To approve a new investment sub-advisory agreement among MTB Group of Funds, on behalf of each Fund, Rodney Square Management Corporation (to be renamed Wilmington Funds Management Corporation) and Wilmington Trust Investment Advisors, Inc. (formerly known as MTB Investment Advisors, Inc.).

Shares Voted
For	2,606,529,311
Against	11,647,269
Abstain	302,566,927
Broker Non-Vote	537,128,986

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

15

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

16

PRIVACY POLICY AND NOTICE OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

June 30, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

17

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT  /  June 30, 2012 (unaudited)

Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Co-Administrator

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent and Dividend

Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-SAR-VA-0612

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Since we are required by law to send a report to each person listed as a shareholder, you (or your household) may receive more than one report.

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 17, 2012

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	August 17, 2012